Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,406,400.00
Previously Paid Amount	0.00
Total Fee Amount	2,541.92
Total Offset Amount	0.00
Net Fee	2,541.92
Narrative - Max Aggregate Offering Price	$ 18,406,400.00
Final Prospectus	true